Note 5 - Acquisitions and Divestures (Details) - Pro Forma (USD $)	12 Months Ended
Dec. 31, 2012
Pro Forma [Abstract]
Total operating revenue	$ 33,763,551
Total operating costs and expenses	53,437,966
Operating loss	(19,674,415)
Interest expense and other	(383,875)
Net loss before taxes	(20,058,290)
Income tax expense	5,000
Loss from continuing operations	(20,063,290)
Income from discontinued operations	2,936,500
Dividends on preferred stock	(3,935,969)
Net loss attributable to common stockholders	$ (21,062,759)
Net loss per share, basic & diluted (in Dollars per share)	$ (0.70)